Note Payable and Unsecured Senior Notes Payable - Unsecured Notes Redemption Prices Expressed as Percentages of Principal Amount (Detail)	12 Months Ended
Dec. 31, 2012
2015 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	104.88%
2016 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	103.25%
2017 [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	101.63%
2018 and thereafter [Member]
Early Redemption Options On Unsecured Notes [Line Items]
Unsecured Notes Redemption Price in Percentage	100.00%